Shareholder's capital - Share-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	$ 11,293	$ 10,920
Share options
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	1,325	980
Director deferred share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	949	960
Employee share purchase
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	897	562
Performance and restricted share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	$ 8,122	$ 8,418